TrimTabs Float Shrink ETF (Prospectus Summary) | TrimTabs Float Shrink ETF

TrimTabs Float Shrink ETF

Investment Objective

The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Index”), with less volatility than the Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TrimTabs Float Shrink ETF
Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:	none	[1]
Other Expenses:	none	[2]
Total Annual Fund Operating Expenses:	0.59%	[2]
[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund or will be paid by the Fund in its first year of operation, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption	One Year:	Three Years:
| | TrimTabs Float Shrink ETF | USD ($)	62	194

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, as represented by the Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance. Based on extensive historical research, TrimTabs Asset Management, LLC (the “Adviser”) designed the following quantitative stock selection rules to make allocation decisions and to protect against dramatic over- or under-weighting of individual securities in the Fund’s portfolio.

Decile Rankings of Russell 3000® Index Stocks.   The Adviser ranks stocks in the Index by decile ( i.e. , top 10%, top 20%, top 30%, etc.) based on the following criteria:

(i)	the decrease in their outstanding shares (“float shrink”) over approximately the past 126 trading days;

(ii)	the increase in free cash flow (the money available to the company that is not used to pay for its daily operations) over approximately the past 126 trading days; and
(iii)

the decrease in leverage over approximately the past 126 trading days. Leverage is measured as the ratio of total liabilities to total assets. The Adviser uses the relative decrease in leverage rather than amount of leverage itself as a criterion because the degree of leverage varies across industries.

The Russell 3000® Index measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Index measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.

The top decile of stocks ranked represent the companies in the Index with (1) the largest reduction in shares outstanding, (2) the strongest growth in free cash flow, and (3) the largest decrease in leverage, respectively.

Stock Selection Algorithm.   The Adviser uses an algorithm to combine the three rankings into a single ranking for each stock ranked (“combined ranking”). The algorithm places a higher weight on the float shrink ranking, followed by the free cash flow ranking, followed by the leverage ranking. Under normal circumstances the Fund invests in 80 to 120 stocks from the top decile of stocks with the highest combined ranking, although the Adviser retains discretion to adjust allocations.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Authorized Participants Concentration Risk.   The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV.

Equity Investing Risk.   An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Investment Risk.   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk.   The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk.   The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Fund will achieve its investment objective. This could result in the Fund underperforming comparable investment vehicles.

Market Events Risk.   Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Premium-Discount Risk.   The Shares may trade above or below their net asset value (or NAV). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The market price of Shares may also fluctuate in accordance with changes in the liquidity, or the perceived liquidity, of the Fund’s holdings, and a decrease, or a perceived decrease, in such liquidity may lead to increased divergence between the Shares’ market price and NAV.

Secondary Market Trading Risk.   Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Sector Risk.   To the extent that the Fund’s investments are focused on a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular industry or group of industries could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Performance

The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.trimtabsfunds.com.